VARIABLE INTEREST ENTITIES ("VIEs") VARIABLE INTEREST ENTITIES ("VIEs") - HILLI LLC (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jul. 12, 2018
Variable Interest Entity [Line Items]
Investment in affiliate	$ 200,861	$ 206,180
Hilli LLC
Variable Interest Entity [Line Items]
Investment in affiliate	$ 200,861	$ 206,180
Hilli LLC
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired		50.00%	50.00%
Hilli LLC | Hilli LLC
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired			50.00%